Weighted Average Restricted Stock Award (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	$ 0.345	$ 0
Awarded	0	0.345
Vested	0.345	0.345
Forfeited	0	0
Non Vested, Ending Balance	$ 0	$ 0.345